Risk management - Concentration risk (Details) - "Large Exposures" Customers - Credit risk € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€) customer
Concentration of risk
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Number of largest groups | customer	20
Credit exposure, percentage of total loans	4.47%
Concentration of credit risk	€ 1,400,259
SPAIN
Concentration of risk
Concentration of credit risk	357,378
Other European Countries
Concentration of risk
Concentration of credit risk	581,045
America
Concentration of risk
Concentration of credit risk	411,938
Rest of World
Concentration of risk
Concentration of credit risk	49,898
Central banks and Credit institutions
Concentration of risk
Concentration of credit risk	244,523
Central banks and Credit institutions | SPAIN
Concentration of risk
Concentration of credit risk	60,562
Central banks and Credit institutions | Other European Countries
Concentration of risk
Concentration of credit risk	94,532
Central banks and Credit institutions | America
Concentration of risk
Concentration of credit risk	75,460
Central banks and Credit institutions | Rest of World
Concentration of risk
Concentration of credit risk	13,969
Public sector
Concentration of risk
Concentration of credit risk	177,207
Public sector | SPAIN
Concentration of risk
Concentration of credit risk	64,528
Public sector | Other European Countries
Concentration of risk
Concentration of credit risk	38,112
Public sector | America
Concentration of risk
Concentration of credit risk	67,943
Public sector | Rest of World
Concentration of risk
Concentration of credit risk	6,624
Central government
Concentration of risk
Concentration of credit risk	157,656
Central government | SPAIN
Concentration of risk
Concentration of credit risk	53,060
Central government | Other European Countries
Concentration of risk
Concentration of credit risk	34,497
Central government | America
Concentration of risk
Concentration of credit risk	63,490
Central government | Rest of World
Concentration of risk
Concentration of credit risk	6,609
Other central government
Concentration of risk
Concentration of credit risk	19,551
Other central government | SPAIN
Concentration of risk
Concentration of credit risk	11,468
Other central government | Other European Countries
Concentration of risk
Concentration of credit risk	3,615
Other central government | America
Concentration of risk
Concentration of credit risk	4,453
Other central government | Rest of World
Concentration of risk
Concentration of credit risk	15
Other financial institutions (Financial business activity)
Concentration of risk
Concentration of credit risk	102,985
Other financial institutions (Financial business activity) | SPAIN
Concentration of risk
Concentration of credit risk	16,378
Other financial institutions (Financial business activity) | Other European Countries
Concentration of risk
Concentration of credit risk	54,473
Other financial institutions (Financial business activity) | America
Concentration of risk
Concentration of credit risk	25,751
Other financial institutions (Financial business activity) | Rest of World
Concentration of risk
Concentration of credit risk	6,383
Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Concentration of risk
Concentration of credit risk	383,708
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | SPAIN
Concentration of risk
Concentration of credit risk	126,503
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Other European Countries
Concentration of risk
Concentration of credit risk	117,261
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | America
Concentration of risk
Concentration of credit risk	126,098
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of World
Concentration of risk
Concentration of credit risk	13,846
Construction and property development
Concentration of risk
Concentration of credit risk	27,699
Construction and property development | SPAIN
Concentration of risk
Concentration of credit risk	5,578
Construction and property development | Other European Countries
Concentration of risk
Concentration of credit risk	4,674
Construction and property development | America
Concentration of risk
Concentration of credit risk	17,311
Construction and property development | Rest of World
Concentration of risk
Concentration of credit risk	136
Civil Engineering Construction Loans Member
Concentration of risk
Concentration of credit risk	5,606
Civil Engineering Construction Loans Member | SPAIN
Concentration of risk
Concentration of credit risk	3,352
Civil Engineering Construction Loans Member | Other European Countries
Concentration of risk
Concentration of credit risk	1,642
Civil Engineering Construction Loans Member | America
Concentration of risk
Concentration of credit risk	595
Civil Engineering Construction Loans Member | Rest of World
Concentration of risk
Concentration of credit risk	17
Large companies
Concentration of risk
Concentration of credit risk	220,192
Large companies | SPAIN
Concentration of risk
Concentration of credit risk	56,547
Large companies | Other European Countries
Concentration of risk
Concentration of credit risk	72,406
Large companies | America
Concentration of risk
Concentration of credit risk	78,850
Large companies | Rest of World
Concentration of risk
Concentration of credit risk	12,389
SMEs and individual entrepreneurs
Concentration of risk
Concentration of credit risk	130,211
SMEs and individual entrepreneurs | SPAIN
Concentration of risk
Concentration of credit risk	61,026
SMEs and individual entrepreneurs | Other European Countries
Concentration of risk
Concentration of credit risk	38,539
SMEs and individual entrepreneurs | America
Concentration of risk
Concentration of credit risk	29,342
SMEs and individual entrepreneurs | Rest of World
Concentration of risk
Concentration of credit risk	1,304
Households - other
Concentration of risk
Concentration of credit risk	491,836
Households - other | SPAIN
Concentration of risk
Concentration of credit risk	89,407
Households - other | Other European Countries
Concentration of risk
Concentration of credit risk	276,667
Households - other | America
Concentration of risk
Concentration of credit risk	116,686
Households - other | Rest of World
Concentration of risk
Concentration of credit risk	9,076
Residential loans
Concentration of risk
Concentration of credit risk	314,048
Residential loans | SPAIN
Concentration of risk
Concentration of credit risk	62,232
Residential loans | Other European Countries
Concentration of risk
Concentration of credit risk	210,218
Residential loans | America
Concentration of risk
Concentration of credit risk	40,696
Residential loans | Rest of World
Concentration of risk
Concentration of credit risk	902
Consumer loans
Concentration of risk
Concentration of credit risk	156,806
Consumer loans | SPAIN
Concentration of risk
Concentration of credit risk	18,065
Consumer loans | Other European Countries
Concentration of risk
Concentration of credit risk	64,258
Consumer loans | America
Concentration of risk
Concentration of credit risk	68,872
Consumer loans | Rest of World
Concentration of risk
Concentration of credit risk	5,611
Other purposes
Concentration of risk
Concentration of credit risk	20,982
Other purposes | SPAIN
Concentration of risk
Concentration of credit risk	9,110
Other purposes | Other European Countries
Concentration of risk
Concentration of credit risk	2,191
Other purposes | America
Concentration of risk
Concentration of credit risk	7,118
Other purposes | Rest of World
Concentration of risk
Concentration of credit risk	€ 2,563